Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
23.	Commitments and Contingencies

Capital commitment

As a limited partner of those equity method investees disclosed in note 11, the Group is committed to make further capital injection into the limited partnership in accordance with the respective partnership deeds. Such capital investment commitment amounted to RMB300,019 and RMB278,012 as of December 31, 2022 and 2023, respectively.

Lease commitment

The following table sets forth our contractual obligation as of December 31, 2023：

	Payment Due By December 31,
	Total	2024	2025
	RMB	RMB	RMB

Operating lease commitments for lease expense under lease agreements	897	897	—
Total	897	897	—